Financial instruments - Fair value and risk management (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying Amounts of Financial Assets
The following table shows the carrying amounts of financial assets and financial liabilities. It does not include fair value information for financial assets and financial liabilities not measured at fair value since the carrying amount is a reasonable approximation of fair value.

	As of December 31, 2024
	Mandatory at FVTPL	Financial assets at amortized cost	Other financial assets (liabilities)	Total
Financial assets not measured at fair value
Cash and cash equivalents and restricted cash (Level 1)		$ 970,414,857		$970,414,857
Financial liability measured at fair value
Warrants liability (Level 2)	$(75,827,403)			(75,827,403)
Financial liabilities not measured at fair value
Secured bank loans	—	(11,143,359,504)	—	(11,143,359,504)
Unsecured bank loans	—	(30,840,922)	—	(30,840,922)

	As of December 31, 2023
	Mandatory at FVTPL	Financial assets at amortized cost	Other financial assets (liabilities)	Total
Financial assets measured at fair value
Interest rate swaps (Level 2)	$116,923,727	$—	$—	$ 116,923,727
Financial assets not measured at fair value
Cash and cash equivalents and restricted cash (Level 1)	—	146,369,734	—	146,369,734
Financial liabilities not measured at fair value
Secured bank loans	—	(6,614,983,870)	—	(6,614,983,870)
Unsecured bank loans	—	(67,688,944)	—	(67,688,944)

Carrying Amounts of Financial Liabilities
The following table shows the carrying amounts of financial assets and financial liabilities. It does not include fair value information for financial assets and financial liabilities not measured at fair value since the carrying amount is a reasonable approximation of fair value.

	As of December 31, 2024
	Mandatory at FVTPL	Financial assets at amortized cost	Other financial assets (liabilities)	Total
Financial assets not measured at fair value
Cash and cash equivalents and restricted cash (Level 1)		$ 970,414,857		$970,414,857
Financial liability measured at fair value
Warrants liability (Level 2)	$(75,827,403)			(75,827,403)
Financial liabilities not measured at fair value
Secured bank loans	—	(11,143,359,504)	—	(11,143,359,504)
Unsecured bank loans	—	(30,840,922)	—	(30,840,922)

	As of December 31, 2023
	Mandatory at FVTPL	Financial assets at amortized cost	Other financial assets (liabilities)	Total
Financial assets measured at fair value
Interest rate swaps (Level 2)	$116,923,727	$—	$—	$ 116,923,727
Financial assets not measured at fair value
Cash and cash equivalents and restricted cash (Level 1)	—	146,369,734	—	146,369,734
Financial liabilities not measured at fair value
Secured bank loans	—	(6,614,983,870)	—	(6,614,983,870)
Unsecured bank loans	—	(67,688,944)	—	(67,688,944)

Remaining Contractual Maturities of Financial Liabilities
The following are the remaining contractual maturities of financial liabilities at the reporting date. The amounts are gross and undiscounted, and include contractual interest payments and exclude the impact of netting agreements:

	Contractual cash flows
As of December 31, 2024	Carrying amount	1 Month	2-12 Months	1-5 Years	More than 5 Years	Total
Derivative financial liabilities
Warrants liability	$75,827,403	$—	$—	$75,827,403	$—	$75,827,403
Total derivative financial liabilities	$75,827,403	$—	$—	$75,827,403	$—	$75,827,403
Non-derivative financial liabilities
Secured bank loans	$11,143,359,504	$31,908,396	$3,479,193,050	$1,763,646,102	$6,153,090,000	$11,427,837,548
Unsecured bank loans	30,840,922	146,861	30,694,061		—	30,840,922
Lease liabilities	206,714,326	—	46,051,658	160,662,668	—	206,714,326
Trade payables	629,580,986	125,182,892	504,398,094	—	—	629,580,986
Total non-derivative financial liabilities	$12,010,495,738	$157,238,149	$4,060,336,863	$1,924,308,770	$6,153,090,000	$12,294,973,782

	Contractual cash flows
As of December 31, 2023	Carrying amount	1 Month	2-12 Months	1-5 Years	More than 5 Years	Total
Derivative financial assets
Derivatives (Interest rate swaps)	$116,923,727	$—	$116,923,727	$—	$—	$116,923,727
Total derivative financial assets	$116,923,727	$—	$116,923,727	$—	$—	$116,923,727
Non-derivative financial liabilities
Secured bank loans	$6,614,983,870	$55,152,714	$1,929,131,811	$1,672,675,370	$3,034,253,383	$6,691,213,278
Unsecured bank loans	67,688,944	854,763	64,832,664	2,001,517	—	67,688,944
Lease liabilities	207,961,533	—	30,006,807	177,954,726	—	207,961,533
Trade payables	399,163,422	87,022,467	312,140,955	—	—	399,163,422
Total non-derivative financial liabilities	$7,289,797,769	$143,029,944	$2,336,112,237	$1,852,631,613	$3,034,253,383	$7,366,027,177

Financial Instruments Denominated in Currencies Other Than Functional Currency
The summary quantitative data about the Group’s exposure to currency risk as reported to the management of the Group is as shown in the next page.

	Dollars As of December 31,
	2024	2023
Assets:
Cash and cash equivalents and restricted cash	$34,084,570	$7,232,698
Trade receivables	2,455,301	419,351
Related parties	—	6,835,274
Other receivables	26,932	1,512,021
Prepayments	18,507	168,229

Liabilities:
Current installments of long-term debt	(152,279,649)	(16,665,975)
Long-term debt	(381,206,888)	(354,024,085)
Trade accounts payable	(9,216,743)	(6,118,017)
Related parties	(8,967,127)	(709,429)
Other liabilities	(4,571,105)	(4,473,499)
Net position	$(519,656,202)	$(365,823,432)

Exchange Rates of MXN/USD
The exchange rates of MXN/USD as of the date of the Consolidated and Combined Financial Statements and their issuance date are as follows:

	As of December 31,		As of May 15,
	2024	2023	2025
One U. S. dollar	$20.5103	$16.8935	$19.4373

Sensitivity Analysis
The analysis is performed on the same basis for 2024 and 2023, although the reasonably possible variations in the exchange rate were different, as indicated below:

	Capitalized in construction in process		Profit and loss
	Strengthening	Weakening	Strengthening	Weakening
December 31, 2024 USD (5% movement)	$(547,098,446)	$547,098,446	$14,183,216	$(14,183,216)
December 31, 2023 USD (5% movement)	$(313,112,626)	$313,112,626	$4,110,719	$(4,119,719)

The following table demonstrates the sensitivity to a reasonably possible change in interest rates on that portion of loans and borrowings affected. With all other variables held constant, the Group’s combined income before income taxes is affected through the impact of floating rate borrowings (debt) as follows:

	Increase/decrease in %	Effect on combined income before income taxes
As of December 31, 2024
US dollar	1%	$331,257
US dollar	(1)%	(331,257)

As of December 31, 2023
US dollar	1%	$601,345
US dollar	(1)%	(601,345)

Interest-Bearing Financial Instruments
The interest rate profile of the Group’s interest-bearing financial instruments as reported to the management of the Group is as follows:

	As of December 31, 2024
	FV hierarchy	Nominal amount USD	Carrying amount	Effects recognized in P&L
Financial assets measured at fair value
Interest rate swap - Sabadell	Level 2	—	$(19,726,835)	$(19,726,835)
Interest rate swap - Caixabank	Level 2	—	(23,621,645)	(23,621,645)
Total			$(43,348,480)	$(43,348,480)

	As of December 31, 2024
	FV hierarchy	Carrying amount	Effects recognized in P&L
Financial liabilities measured at fair value
Warrants liability	Level 2	$(51,946,426)	$(51,946,426)
Total		$(51,946,426)	$(51,946,426)

	As of December 31, 2023
	FV hierarchy	Nominal amount USD	Carrying amount	Effects recognized in P&L
Financial assets measured at fair value
Interest rate swap - Sabadell	Level 2	73,376,432	$68,146,850	$(45,855,988)
Interest rate swap - Caixabank	Level 2	57,438,000	48,776,877	(30,012,275)
Total			$116,923,727	$(75,868,263)